Raw Materials and Consumables Used	12 Months Ended
Dec. 31, 2018
Analysis Of Income And Expense [Abstract]
Raw Materials and Consumables Used

29.RAW MATERIALS AND CONSUMABLES USED

The detail of raw materials and consumables used presented in profit or loss for the years ended December 31, 2018, 2017 and 2016, is as follows:

	For the years ended December 31,
	2018	2017	2016
Raw Materials and Consumables Used	ThUS$	ThUS$	ThUS$

Energy purchases	(5,737,604)	(3,940,466)	(2,442,519)
Fuel consumption	(226,843)	(229,308)	(362,156)
Transportation costs	(1,055,431)	(634,118)	(394,097)
Costs from construction contracts	(833,313)	(753,389)	(399,408)
Other raw materials and consumables	(289,582)	(325,507)	(270,038)

Total	(8,142,773)	(5,882,788)	(3,868,218)